Share capital	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share capital

19. Share capital

	2025	2024

No. of ordinary shares	14,130,413	13,413,140

The number of shares presented has been adjusted retrospectively to reflect the impact of the 1-for-3 reverse share split effected on April 24, 2026, as if the transaction had occurred at the beginning of the earliest period presented. Prior to giving effect to the reverse share split, the number of shares for the financial years ended December 31, 2025 and 2024 was 42,391,240 and 40,239,419 respectively.

The authorized share capital of OIO in the financial year ended December 31, 2025 was US$300,000 divided into 3,000,000,000 ordinary shares of par value US$0.0001 each. During the year ended December 31, 2025, the Company issued 950,000 shares in private placements and 1,201,821 shares for an employee Equity Incentive Plan.

On April 24, 2026, OIO effected a reverse share split to consolidate 3 shares into 1. The authorized share capital of the Company after the RSS was US$300,000 divided into 1,000,000,000 ordinary shares of par value US$0.0003 each.

In the financial year ended December 31, 2024, the Company issued 315,000 shares (105,000 shares after RSS) as settlement of promissory notes as well as issued 27,241,380 shares (9,080,460 after RSS) in private placements.